Gain on Disposal of Subsidiaries and Other Assets, Net (Additional Information) (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Feb. 28, 2025	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration						$ 50,000
Impairment expense on goodwill and other assets				$ 638
Contingent consideration receivable - current		$ 826		826			$ 0
Contingent consideration receivable - non-current		3,312		3,312			$ 0
(Loss) / gain on disposal of subsidiaries and other assets, net		(176)	$ (144)	450	$ (321)
Kort Payments [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration		1,948		1,948		$ 1,948
Contingent consideration	[1]	4,138		4,138
Receivable contingent consideration		$ 4,138		4,138
(Loss) / gain on disposal of subsidiaries and other assets, net				$ 739

[1]	The contingent consideration receivable arising from disposals of subsidiaries and other assets is recognized at fair value on the disposal date using a discounted cash flow methodology (a Level 3 measurement) and will be revalued each reporting period. The contingent consideration to be received is based on the future performance of the disposed business.